Note 4 - Vessels, Net and Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net and advances for vessels under construction:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost and advances for vessel under construction	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	130,185	(4,015)	126,170
— Acquisitions	34,508	(420)	34,088
— Advances for vessels under construction	119	-	119
— Depreciation charge for the period	-	(2,370)	(2,370)
Balance, June 30, 2017	164,812	(6,805)	158,007

On
February 28, 2017,
Eco Seven Inc. that was later consolidated by the Company, took delivery of the M/T Stenaweco Elegance, a
50,118
dwt product/chemical tanker and on
March 5, 2017
the vessel commenced its time charter employment with Stena Weco A/S. The final acquisition cost of the vessel amounted to
$34,508
and comprised of
$33,935
of yard installments and
$573
of capitalized expenses. Advances for the construction of newbuilding vessel Hull
2648
a
50,000
dwt product/chemical that the Company acquired on
April 26, 2017 (
see Note
1
) amounted to
$119
and is scheduled for delivery from Hyundai in
July 2018.

All of the Company's vessels, except for Hull
No
S443,
Hull
No
S444
and Hull
No
2648,
have been mortgaged as security under its loan facilities (see Note
7
).